SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 557,490	$ 309,346
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	537,572	266,648
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	513,557	232,424
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 19,918	$ 42,698